3. STOCK WARRANTS (Details Narrative) - Quarterly (Quarterly [Member], USD $)				6 Months Ended		6 Months Ended		6 Months Ended				6 Months Ended		6 Months Ended
	Jun. 30, 2014	Mar. 23, 2014	Dec. 31, 2013	Jun. 30, 2014 Vincent Tripp Keber	Jun. 04, 2014 Vincent Tripp Keber	Jun. 30, 2014 Ean Seeb	Jun. 04, 2014 Ean Seeb	Jun. 30, 2014 Sebastian Stant	Jun. 04, 2014 Sebastian Stant	Mar. 23, 2014 Warrant [Member]	Mar. 23, 2014 Warrant 2 [Member]	Jun. 30, 2014 Warrant 1 and 2 [Member]	Mar. 23, 2014 Warrant 3 [Member]	Jun. 30, 2014 Warrant 4 [Member]	Mar. 23, 2014 Warrant 4 [Member]
Warrants Issued, Shares					750,000		750,000		550,000	4,050,000	2,375,000		1,345,000		1,029,500
Warrants, Exercise Price					$ 0.10		$ 0.10		$ 0.10	$ 0.001	$ 0.4		$ 0.4		$ 0.4
Warrant Expense	$ 66,712	$ 555,598			$ 73,836		$ 73,836		$ 54,146				$ 269,100		$ 66,712
Risk-Free Interest				2.61%		2.61%		2.61%				0.75%		0.75%
Dividend Yield				0.00%		0.00%		0.00%				0.00%		0.00%
Volatility				150.00%		150.00%		150.00%				150.00%		150.00%
Expected Life				10 years		10 years		10 years				3 years		3 years
Warrants Amortized				$ 1,753		$ 1,753		$ 3,857
Vesting Terms

Under the terms of the agreement, 250,000 shares shall begin vesting on October 1, 2014 such that 20,833 shares shall vest on the first of every month except for every three months, when 20,834 shares shall vest. An additional 250,000 shares shall begin vesting the later of: October 1, 2015 or the Company reaching 830,000 users such that 20,833 shares shall vest on the first of every month except for every three months, when 20,834 shares shall vest. An additional 250,000 shares shall vest immediately upon the later of: October 1, 2016 or the Company reaching 1,080,000 users. These warrants were issued in exchange for his services on the Company’s Board of Directors for 3 years. The warrants may be exercised any time after the issuance through and including the tenth (10th) anniversary of its original issuance

Under the terms of the agreement, 250,000 shares shall begin vesting on October 1, 2014 such that 20,833 shares shall vest on the first of every month except for every three months, when 20,834 shares shall vest. An additional 250,000 shares shall begin vesting the later of: October 1, 2015 or the Company reaching 830,000 users such that 20,833 shares shall vest on the first of every month except for every three months, when 20,834 shares shall vest. An additional 250,000 shares shall vest immediately upon the later of: October 1, 2016 or the Company reaching 1,080,000 users. These warrants were issued in exchange for his services on the Company’s Board of Directors for 3 years. The warrants may be exercised any time after the issuance through and including the tenth (10th) anniversary of its original issuance.

Under the terms of the agreement, 250,000 shares shall vest immediately upon the company reaching 250,000 users. An additional 150,000 shares shall vest immediately upon the company reaching 500,000 users. An additional 150,000 shares shall vest immediately upon the company reaching 750,000 users. The warrants were issued in exchange for his services as the Company’s Lead Web Developer for 1 year The warrants may be exercised any time after the issuance through and including the tenth (10th) anniversary of its original issuance.